PROPERTY, PLANT AND EQUIPMENT - Schedule of capitalized interest costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Average rate of capitalization of capitalized interest costs	10.66%	7.12%	3.52%
Costs of capitalized interest	$ 10,136	$ 10,575	$ 11,627